Acquisitions & Divestitures - Businesses Acquired, 2019, Goodwill and Compensation Expense (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 09, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions
Goodwill		$ 58,222	$ 58,222	$ 36,265	$ 36,788
Red Hat, Inc.
Acquisitions
Acquired intangible asset, weighted average useful life	10 years 10 months 24 days
Goodwill	$ 23,125	23,100	$ 23,100
Expected percent of goodwill deductible for tax purposes			7.00%
Compensation expense		230
Remaining compensation expense		185	$ 185
Settlement of pre-existing relationships	$ 60
Revenue since date of acquisition		945
Pre-tax income since date of acquisition		(1,658)
Red Hat, Inc. | Cost of sales
Acquisitions
Compensation expense		20
Red Hat, Inc. | SG&A expense
Acquisitions
Acquisition costs			$ 189
Compensation expense		124
Red Hat, Inc. | Research, development and engineering
Acquisitions
Compensation expense		86
Red Hat, Inc. | Maximum
Acquisitions
Remaining compensation expense recognition period			3 years
Red Hat, Inc. | Minimum
Acquisitions
Remaining compensation expense recognition period			6 months
Red Hat, Inc. | 364-Day Bridge Facility | SG&A expense
Acquisitions
Amortized costs			$ 55
Cloud & Cognitive Software | Red Hat, Inc.
Acquisitions
Goodwill		18,500	18,500
Global Technology Services | Red Hat, Inc.
Acquisitions
Goodwill		3,100	3,100
Global Business Services | Red Hat, Inc.
Acquisitions
Goodwill		1,100	1,100
Systems | Red Hat, Inc.
Acquisitions
Goodwill		$ 400	$ 400